STROOCK & STROOCK & LAVAN LLP
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NEW YORK, NEW YORK 10038-4982

April 21, 2011	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Kieran Brown and Christina DiAngelo

Re:           Advantage Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Advantage Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains three Prospectus/Proxy Statements.  The first Prospectus/Proxy Statement reflects a proposal to the shareholders of Dreyfus Emerging Leaders Fund, a series of the Registrant ("Emerging Leaders Fund"), to transfer the Emerging Leaders Fund's assets, subject to its liabilities, to Dreyfus Opportunistic Small Cap Fund, also a series of the Registrant (the "Small Cap Fund").  The Emerging Leaders Fund normally invests primarily in stocks of small companies that The Dreyfus Corporation ("Dreyfus") believes to be emerging leaders and which are characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.  The Small Cap Fund invests at least 80% of its assets in stocks of small cap companies, which it defines as those companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase.  Each fund is an open-end investment company advised by Dreyfus.  Shareholders of the Emerging Leaders Fund will receive undesignated common stock of the Small Cap Fund with a value equal to the value of their investment in the Emerging Leaders Fund as of the closing date of the reorganization.

The other two Prospectus/Proxy Statements reflect separate proposals to the shareholders of Dreyfus Core Value Fund, a series of The Dreyfus/Laurel Funds Trust ("Core Value Fund"), and the shareholders of Dreyfus Large Cap Value Fund, a series of Dreyfus Premier Investment Funds, Inc. ("Large Cap Value Fund"), to transfer each fund's assets, subject to its liabilities, to Dreyfus Strategic Value Fund, a separate series of the Registrant ("Strategic Value Fund").  The Large Cap Value Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies, which it considers to be those companies with market capitalizations of $5 billion or more at the time of purchase.  The Core Value Fund normally invests at least 80% of its net assets in equity securities, and focuses on the stocks of large-cap value companies, which it considers to be those companies with market capitalizations of $1 billion and above, whose stocks appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).  The Strategic Value Fund normally invests at least 80% of its net assets in stocks.  Each fund is an open-end investment company advised by Dreyfus.  Shareholders of the Large Cap Value Fund will receive Class A, Class C or Class I shares of the Strategic Value Fund corresponding to their Class A, Class C or Class I shares with a value equal to the value of their investment in the Large Cap Value Fund as of the closing date of the reorganization.  Shareholders of the Core Value Fund will receive Class A, Class B, Class C or Class I shares of the Strategic Value Fund corresponding to their Class A, Class B, Class C or Class I shares of the Core Value Fund and will receive Class I shares of the Strategic Value Fund corresponding to their Institutional Class shares of the Core Value Fund with a value equal to the value of their investment in the Core Value Fund as of the closing date of the reorganization.  Neither proposed reorganization is contingent on the approval and consummation of the other reorganization.

The Registrant will file a Post-Effective Amendment that will include copies of the final tax opinions for each of the reorganizations that is approved by shareholders and consummated later this year.

The Special Meeting of Shareholders of each of Emerging Markets Fund, Core Value Fund and Large Cap Value Fund currently is planned for August 11, 2011.  Those funds intend to mail their separate Prospectus/Proxy Statement to shareholders in May 2011.

NAST Analysis

Subsequent to the reorganization with the Emerging Leaders Fund, the Small Cap Fund has been determined to be the accounting survivor, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the Emerging Leaders Fund's and the Small Cap Fund's independent registered public accounting firm and counsel to the funds and the independent board members of the funds.  These factors include those noted below:

•
Investment Adviser.  As described in the relevant Prospectus/Proxy Statement, the funds have the same investment adviser.  Mr. David A. Daglio serves as the primary portfolio manager of both funds and has done so since August 2005 and February 2010 for the Small Cap Fund and the Emerging Leaders Fund, respectively.  Dreyfus will continue to serve as investment adviser to the combined fund, and Mr. Daglio will serve as the primary portfolio manager for the combined fund.

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Investment Objectives, Policies and Restrictions.  As described in the relevant Prospectus/Proxy Statement, the funds have similar investment objectives and substantially similar investment policies and restrictions.  Each of the funds invests primarily in securities of small cap companies, and the funds use similar investment processes and approaches to stock selection, including bottom-up fundamental analysis and reliance on proprietary fundamental research and valuation.  The Small Cap Fund normally invests primarily in "small cap companies," which it defines as companies with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase.  The Emerging Leaders Fund normally invests in stocks of "emerging leaders," which it defines as small companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth and with market capitalizations that fall within the range of companies in the Russell 2000 Index at the time of purchase.  The Small Cap Fund's investment objective, policies and restrictions will be used to manage the combined fund after the reorganization.

•
Expense Structure and Expense Ratios.  As described in the relevant Prospectus/Proxy Statement, with the exception of different management fees, the funds have identical expense structures and offer a single class of shares of undesignated common stock.  The Small Cap Fund's expense structure, including its management and shareholder services fees, will be the expense structure of the combined fund after the reorganization.  In addition, the Small Cap Fund had a lower net expense ratio than the Emerging Leaders Fund as of each fund's most recent fiscal year end.

•
Asset Size.  The Small Cap Fund has substantially more assets than the Emerging Leaders Fund.  As of February 28, 2011, the Emerging Leaders Fund and the Small Cap Fund had net assets of approximately $155 million and $847 million, respectively.

•
Portfolio Composition.  Because the funds have similar investment objectives, substantially similar investment policies and restrictions and have the same primary portfolio manager, the funds can be expected to have some portfolio holdings overlap.  Each fund may engage in significant portfolio turnover as part of its investment management strategy.  The portfolio composition of the combined fund after the reorganization will be based on the Small Cap Fund's investment objective, policies and restrictions.

It is appropriate for the Small Cap Fund to be the accounting survivor because the Small Cap Fund's investment objective, policies and restrictions and expense structure will be used in managing the combined fund.  In addition, the Small Cap Fund has a substantially larger asset base than the Emerging Leaders Fund.  The Small Cap Fund's adviser and primary portfolio manager will continue in their roles for the combined fund after the reorganization.  Finally, the portfolio composition of the combined fund after the reorganization will be based on the Small Cap Fund's investment objective, policies and restrictions.

Subsequent to each of the reorganizations with the Large Cap Value Fund and the Core Value Fund, respectively, the Strategic Value Fund has been determined to be the accounting survivor, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the Large Cap Value Fund's, the Core Value Fund's and the Strategic Value Fund's independent registered public accounting firms and counsel to the funds and/or the independent board members of the funds.  These factors include those noted below:

•
Investment Adviser.  As described in the relevant Prospectus/Proxy Statements, the funds have the same investment adviser.  Brian C. Ferguson and Julianne D. McHugh, both dual employees of Dreyfus and The Boston Company Asset Management, LLC, an affiliate of Dreyfus, serve as the Large Cap Value Fund's primary portfolio managers.  Mr. Ferguson serves as the primary portfolio manager of the Core Value Fund and the Strategic Value Fund.  Dreyfus will continue to serve as investment adviser to the combined fund, and Mr. Ferguson will serve as primary portfolio manager for the combined fund after each reorganization.

•
Investment Objectives, Policies and Restrictions.  As described in the relevant Prospectus/Proxy Statements, the funds have similar investment objectives and substantially similar investment management policies, and use substantially similar investment processes and approaches to select stocks.  The Strategic Value Fund normally invests at least 80% of its net assets in stocks.  The Large Cap Value Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies, which it considers to be those companies with market capitalizations of $5 billion or more at the time of purchase.  The Core Value Fund normally invests at least 80% of its net assets in equity securities.  The Core Value Fund focuses on the stocks of large-cap value companies, which it considers to be those companies with market capitalizations of $1 billion and above, whose stocks appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).  Each fund focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:  value, sound business fundamentals and positive business momentum.  Each fund focuses on value stocks.  The Strategic Value Fund's investment objective, policies and restrictions will be used to manage the combined fund after each (or either, if only one reorganization is approved and consummated) reorganization.

•
Expense Structure and Expense Ratios.  As described in the relevant Prospectus/Proxy Statements, with the exception of different management fees, the Large Cap Value Fund and the Strategic Value Fund have identical expense structures.  The Core Value Fund, however, pays Dreyfus a "unitary" management fee for the provision of investment advisory, administrative, fund accounting and certain other services.  In addition, the Strategic Value Fund does not offer Institutional Class shares. The Strategic Value Fund (as with the Large Cap Value Fund) pays other service providers and bears other fund expenses directly, which, in the case of the Core Value Fund, generally are paid by Dreyfus under the unitary fee structure.  The Strategic Value Fund's expense structure, including its class structure and sales loads, and its management, Rule 12b-1 and shareholder services fees, will be the expense structure of the combined fund after each reorganization.

•
Asset Size.  The funds have differing asset sizes, with the Strategic Value Fund having substantially more assets than the Core Value Fund and the Large Cap Value Fund.  As of February 28, 2011, the Large Cap Value Fund, the Core Value Fund and the Strategic Value Fund had net assets of approximately $86 million, $389 million and $873 million, respectively.

•
Portfolio Composition.  Because the funds have similar investment objectives, substantially similar investment policies and restrictions and the same primary portfolio manager, the funds can be expected to have some portfolio holdings overlap.  Each fund may engage in significant portfolio turnover as part of its investment management strategy.  The portfolio composition of the combined fund after each reorganization will be based on the Strategic Value Fund's investment objective, policies and restrictions.

It is appropriate for the Strategic Value Fund to be the accounting survivor in each proposed reorganization, and in the event of both reorganizations being approved and consummated, because the Strategic Value Fund's investment objective, policies and restrictions and expense structure will be used in managing the combined fund.  In addition, the Strategic Value Fund has a substantially larger asset base than the Core Value Fund and the Large Cap Value Fund.  The Strategic Value Fund's adviser and primary portfolio manager will continue in their roles for the combined fund after each reorganization.  Finally, the portfolio composition of the combined fund after each reorganization will be based on the Strategic Value Fund's investment objective, policies and restrictions.

The Registrant's Tandy certification, on behalf of Dreyfus Opportunistic Small Cap Fund and Dreyfus Strategic Value Fund, is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

April 21, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Kieran Brown

Re:	Advantage Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Opportunistic Small Cap Fund and Dreyfus Strategic Value Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

ADVANTAGE FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President